Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties	$ 673	$ 691
Annual lease and rental income from operating lease	42
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Increase (decrease) in accrued expenses and other current liabilities arising from the purchase of property, plant and equipment	$ (707)	$ (1,631)	$ 1,474
Land | Taiwan
Property, Plant and Equipment [Line Items]
Total consideration				$ 58,931